Warrant Liabilities - Summary of Black-Scholes Option-Pricing Model Inputs and Assumption (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Fair Value Per Warrant Measurement Input [Member] | Warrants [Member] | Warrants Two Thousand Twenty One Debentures [Member]
Disclosure of financial liabilities [line items]
Liquidity Discount	20.00%